Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable
Schedule of current accounts payable

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Payable to vendors	867,098	1,372,474	215,371
Payable to outsourced delivery companies	152,515	69,587	10,920
Payable for online marketing services	68,818	163,673	25,684
	1,088,431	1,605,734	251,975